Costs and Operating Expenses - Summary of Employee Benefits, Depreciation and Amortization Expenses and Operating Lease Expenses (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefits expense	₸ (104,522)	₸ (86,326)	₸ (68,509)
Depreciation and amortisation expense	(28,834)	(25,554)	(16,794)
Operating lease expenses	(8,171)	(5,782)	(5,761)
Cost of Goods and Services
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefits expense	(29,114)	(23,522)	(20,408)
Depreciation and amortisation expense		(237)	(1,085)
Operating lease expenses	(1,319)	(1,268)	(1,040)
Technology & Product Development
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefits expense	(54,887)	(43,344)	(31,585)
Depreciation and amortisation expense	(24,769)	(21,727)	(12,860)
Operating lease expenses	(5,714)	(3,899)	(2,558)
Sales & Marketing
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefits expense	(2,947)	(2,024)	(1,176)
Operating lease expenses	(163)	(144)	(51)
General & Administrative Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefits expense	(17,574)	(17,436)	(15,340)
Depreciation and amortisation expense	(4,065)	(3,590)	(2,849)
Operating lease expenses	₸ (975)	₸ (471)	₸ (2,112)